Dodie Kent
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
                                                                   Fax: 314-3959

[AXA EQUITABLE LOGO]

                                                                   March 5, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

               Re: Separate Account 45 of AXA Equitable Life Insurance Company (the "Account") (Registration Nos. 333-44996 and 811-08754, 33-83750 and 811-08754; 333-64751 and 811-08754; and
                    333-73121 and 811-08754 and 333-61380 and
                    811-08754)(Accumulator Advisor, Accumulator, Accumulator Plus, Accumulator Select, and Accumulator Elite, respectively)

Commissioners:

     AXA Equitable, on behalf of Registrant, has sent to contract owners the annual reports, for the period ended December 31, 2008, for the following underlying mutual funds ("Funds") in which Registrant invests:

  o  AXA Premier VIP Trust underlying funds:
       AXA Aggressive Allocation;
       AXA Conservative Allocation;
       AXA Conservative-Plus Allocation;
       AXA Moderate Allocation;
       AXA Moderate-Plus Allocation;
       Multimanager Aggressive Equity;
       Multimanager Core Bond;
       Multimanager Health Care;
       Multimanager High Yield;
       Multimanager International Equity;
       Multimanager Large Cap Core Equity;
       Multimanager Large Cap Growth;
       Multimanager Large Cap Value;
       Multimanager Mid Cap Growth;
       Multimanager Mid Cap Value;
       Multimanager Small Cap Growth;
       Multimanager Small Cap Value;
       Multimanager Technology

  o  EQ Advisors Trust underlying funds:
       EQ/AllianceBernstein Common Stock;
       EQ/AllianceBernstein Intermediate Government Securities;
       EQ/AllianceBernstein International;
       EQ/AllianceBernstein Small Cap Growth;
       EQ/Ariel Appreciation II;
       EQ/BlackRock Basic Value Equity;
       EQ/BlackRock International Value;
       EQ/Boston Advisors Equity Income;
       EQ/Calvert Socially Responsible;
       EQ/Capital Guardian Growth;
       EQ/Capital Guardian Research;
       EQ/Caywood-Scholl High Yield Bond;
       EQ/Davis New York Venture;
       EQ/Equity 500 Index;
       EQ/Evergreen International Bond;
       EQ/Evergreen Omega;
       EQ/Franklin Income;
       EQ/Franklin Small Cap Value;
       EQ/Franklin Templeton Founding Strategy;
       EQ/GAMCO Mergers and Acquisitions;
       EQ/GAMCO Small Company Value;
       EQ/International Core PLUS
       EQ/International Growth;
       EQ/JPMorgan Core Bond;
       EQ/JPMorgan Value Opportunities;
       EQ/Large Cap Core PLUS
       EQ/Large Cap Growth Index;
       EQ/Large Cap Growth PLUS
       EQ/Large Cap Value Index;
       EQ/Large Cap Value PLUS;
       EQ/Long Term Bond;
       EQ/Lord Abbett Growth and Income;
       EQ/Lord Abbett Large Cap Core;
       EQ/Lord Abbett Mid Cap Value;
       EQ/Marsico Focus;
       EQ/Mid Cap Index;
       EQ/Mid Cap Value PLUS
       EQ/Money Market;
       EQ/Montag & Caldwell Growth;
       EQ/Mutual Shares;
       EQ/Oppenheimer Global;
       EQ/Oppenheimer Main Street Opportunity;
       EQ/Oppenheimer Main Street Small Cap;
       EQ/PIMCO Real Return;
       EQ/Quality Bond PLUS;
       EQ/Short Duration Bond;
       EQ/Small Company Index;
       EQ/T. Rowe Price Growth Stock;
       EQ/Templeton Growth;
       EQ/UBS Growth and Income;
       EQ/Van Kampen Comstock;
       EQ/Van Kampen Emerging Markets Equity;
       EQ/Van Kampen Mid Cap Growth

      Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

     AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

     Please direct any question or comment to the undersigned.


                                                     Very truly yours,

                                                     /s/ Dodie Kent
                                                     --------------
                                                         Dodie Kent


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104